UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  <Quarter End Date Here>

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	January 12,2000


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	96

Form 13F Information Table Value Total:  32,359,234



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp.                  COM              001957109      636 12520.000SH       SOLE                 8181.000          4339.000
Abbott Laboratories            COM              002824100     4928 135700.000SH      SOLE                74100.000         61600.000
American Express Co            COM              025816109   651011 3915854.000SH     SOLE              3395002.000        534052.000
                                                            186300 1120600.000SH     OTHER                9400.000       1111200.000
American Int'l Group           COM              026874107   860021 7953950.249SH     SOLE              6871167.999       1110919.250
                                                            223903 2070775.000SH     OTHER               20075.000       2050700.000
Avon Products Inc              COM              054303102      734 22250.000SH       SOLE                 3650.000         18600.000
Bellsouth Corp                 COM              079860102      275 5884.000 SH       SOLE                                   5884.000
Berkshire Hathaway Inc-Cl A    COM              084670108      449    8.000 SH       SOLE                    7.000             1.000
Bestfoods                      COM              08658U101   475477 9045945.000SH     SOLE              7930629.000       1144516.000
                                                            146786 2792600.000SH     OTHER               20800.000       2771800.000
Boston Scientific Corp Com     COM              101137107   521063 23820030.000SH    SOLE             21022338.000       2879792.000
                                                            150308 6871200.000SH     OTHER               58500.000       6812700.000
Bristol-Myers Squibb Co        COM              110122108   722059 11249212.000SH    SOLE              9756886.000       1536526.000
                                                            239817 3736200.000SH     OTHER               26000.000       3710200.000
Carnival Corporation           COM              143658102   389715 8150910.000SH     SOLE              7084704.000       1066206.000
                                                            109933 2299250.000SH     OTHER               21500.000       2277750.000
Circuit City Stores Inc        COM              172737108   409529 9088020.000SH     SOLE              7931957.000       1187163.000
                                                            120150 2666300.000SH     OTHER               22100.000       2644200.000
Cisco Systems                  COM              17275R102    13441 125468.000SH      SOLE                58578.000         66890.000
Coca-Cola Co                   COM              191216100   991686 17024646.000SH    SOLE             14843302.000       2237844.000
                                                            306276 5257950.000SH     OTHER               40200.000       5217750.000
Costco Wholesale Corp-New      COM              22160K105   612911 6716830.000SH     SOLE              5840153.000        899877.000
                                                            161640 1771400.000SH     OTHER               16500.000       1754900.000
Dell Computer Corp Com         COM              247025109   427038 8373300.000SH     SOLE              7339060.000       1063340.000
                                                             30600 600000.000SH      OTHER               20700.000        579300.000
Disney, Walt Co                COM              254687106      525 17954.001SH       SOLE                17952.001             2.000
Dollar General                 COM              256669102     2867 126021.500SH      SOLE                43646.500         82375.000
Dupont (E.I.) De Nemours & Co  COM              263534109      523 7939.000 SH       SOLE                 5165.000          2774.000
EMC Corp/Mass                  COM              268648102   626375 5733410.000SH     SOLE              4969432.000        783378.000
                                                            191712 1754800.000SH     OTHER               13800.000       1741000.000
Electronic Arts, Inc.          COM              285512109   529954 6308975.000SH     SOLE              5538996.000        790679.000
                                                            184598 2197600.000SH     OTHER               14800.000       2182800.000
Electronic Data Systems        COM              285661104   947294 14151920.000SH    SOLE             12375448.000       1825072.000
                                                            259359 3874650.000SH     OTHER               34600.000       3840050.000
Eli Lilly & Co                 COM              532457108     3652 54921.000SH       SOLE                32910.000         22011.000
Exxon Mobil Corp               COM              30231G102     1443 17907.750SH       SOLE                13635.750          4272.000
Fannie Mae                     COM              313586109      681 10900.000SH       SOLE                10500.000           400.000
Freddie Mac                    COM              313400301      758 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108   724379 15747364.440SH    SOLE             13744015.940       2057273.500
                                                            219835 4779012.000SH     OTHER               38450.000       4740562.000
General Electric Co            COM              369604103   635670 4107722.000SH     SOLE              3583757.000        537765.000
                                                            175479 1133950.000SH     OTHER                9900.000       1124050.000
Gillette Co                    COM              375766102  1051477 25529022.000SH    SOLE             22272190.000       3342432.000
                                                            295934 7185050.000SH     OTHER               61000.000       7124050.000
Hewlett-Packard                COM              428236103  1015835 8930418.000SH     SOLE              7794609.000       1166309.000
                                                            300988 2646050.000SH     OTHER               21800.000       2624250.000
Home Depot Inc.                COM              437076102  1287399 18725796.500SH    SOLE             16299757.500       2489789.000
                                                            370095 5383200.000SH     OTHER               39750.000       5343450.000
Ingersoll Rand Co              COM              456866102      206 3750.000 SH       SOLE                 3750.000
Int'l Business Machines        COM              459200101      548 5082.000 SH       SOLE                 5082.000
Intel Corp                     COM              458140100   645115 7837390.750SH     SOLE              6787379.750       1076211.000
                                                            189072 2297000.000SH     OTHER               18700.000       2278300.000
Interpublic Group of Cos       COM              460690100   682540 11831684.000SH    SOLE             10226815.000       1645369.000
                                                            201704 3496500.000SH     OTHER               28800.000       3467700.000
Johnson & Johnson              COM              478160104   772330 8282357.000SH     SOLE              7209352.000       1106005.000
                                                            249267 2673100.000SH     OTHER               18500.000       2654600.000
Lucent Technologies, Inc.      COM              549463107      293 3908.000 SH       SOLE                  128.000          3780.000
MCI Worldcom, Inc.             COM              55268b106   980531 18478796.500SH    SOLE             16109776.000       2432470.500
                                                            273663 5157375.000SH     OTHER               39750.000       5117625.000
Marriott International, Inc. C COM              571903202   467246 14803841.500SH    SOLE             12876114.000       1977127.500
                                                            127115 4027400.000SH     OTHER               35200.000       3992200.000
Marsh & Mclennan               COM              571748102    23037 240750.000SH      SOLE               188050.000         52700.000
McDonald's Corp                COM              580135101   838899 20809896.000SH    SOLE             18243793.000       2633603.000
                                                            264446 6559900.000SH     OTHER               48100.000       6511800.000
Medtronic Inc                  COM              585055106   695088 19076170.000SH    SOLE             16498754.000       2646316.000
                                                            215790 5922200.000SH     OTHER               46000.000       5876200.000
Merck & Co Inc                 COM              589331107     5725 85211.000SH       SOLE                51973.000         33238.000
Microsoft Corp                 COM              594918104   982401 8414572.460SH     SOLE              7341084.000       1101188.460
                                                            289733 2481650.000SH     OTHER               19800.000       2461850.000
Molex Cl A (Non-Vtg)           COM              608554200     4507 99600.002SH       SOLE                62800.002         36800.000
Newell Rubbermaid Inc.         COM              651229106   373582 12882133.000SH    SOLE             11288955.000       1637678.000
                                                            112639 3884100.000SH     OTHER               31700.000       3852400.000
Nokia Corp Sponsored ADR       COM              654902204     1234 6460.000 SH       SOLE                 1020.000          5440.000
Oracle Corporation             COM              68389X105  1179266 10523289.000SH    SOLE              9054056.000       1503933.000
                                                            430567 3842200.000SH     OTHER               24800.000       3817400.000
Pepsico Inc                    COM              713448108   317749 9014155.000SH     SOLE              7912865.000       1132390.000
                                                            119772 3397800.000SH     OTHER               22200.000       3375600.000
Pfizer Inc                     COM              717081103   978869 30177086.000SH    SOLE             26237144.000       4042342.000
                                                            289860 8935950.000SH     OTHER               73000.000       8862950.000
Post Properties, Inc.          COM              737464107      228 5950.000 SH       SOLE                  200.000          5750.000
Procter & Gamble Co            COM              742718109   955199 8718306.000SH     SOLE              7562791.000       1184915.000
                                                            289349 2640950.000SH     OTHER               20900.000       2620050.000
Qualcomm Inc Com               COM              747525103      564 3200.000 SH       SOLE                 3200.000
Schering Plough                COM              806605101   480592 11341395.000SH    SOLE             10008386.000       1371409.000
                                                            141850 3347500.000SH     OTHER               27100.000       3320400.000
Solectron                      COM              834182107   472599 4968194.000SH     SOLE              4282456.000        702138.000
                                                            151020 1587600.000SH     OTHER               11700.000       1575900.000
State Street Corp.             COM              857477103      205 2800.000 SH       SOLE                                   2800.000
SunTrust Banks Inc             COM              867914103     4218 61300.000SH       SOLE                38000.000         23300.000
Telefonica S A Sponsored ADR   COM              879382208      410 5205.000 SH       SOLE                 1300.000          3905.000
Tellabs Inc Com                COM              879664100   778029 12121196.000SH    SOLE             10581597.000       1581099.000
                                                            220105 3429100.000SH     OTHER               29600.000       3399500.000
Wells Fargo & Co               COM              949746101   428953 10607796.000SH    SOLE              9250745.000       1392151.000
                                                            139170 3441600.000SH     OTHER               25000.000       3416600.000
Montag & Caldwell Growth Fund                   126413509      431 12448.331SH       SOLE                                  12448.331
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